Expense Example - SA T Rowe Price VCP Balanced Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	83	259	450	1,002	108	337	585	1,294